Consolidated Statements of Changes in Stockholders Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Other Comprehensive Income-Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2009	$ 17	$ (1,462)	$ 2,765	$ (8,714)	$ 2,392	$ 13,998
Balance, Shares at Mar. 31, 2009	5,577,639	330,736
Net loss				(658)		(658)
Foreign exchange translation adjustment					(152)	(152)
Balance, Value at Mar. 31, 2010	17	(1,462)	2,765	(9,372)	2,240	13,188
Balance, Shares at Mar. 31, 2010	5,577,639	330,736
Net loss				(1,560)		(1,560)
Foreign exchange translation adjustment					199	199
Balance, Value at Mar. 31, 2011	17	(1,462)	2,765	(10,932)	2,439	11,827
Balance, Shares at Mar. 31, 2011	5,577,639	330,736				5,246,903
Net loss				(902)		(902)
Foreign exchange translation adjustment					353	353
Balance, Value at Mar. 31, 2012	$ 17	$ (1,462)	$ 2,765	$ (11,834)	$ 2,792	$ 11,278
Balance, Shares at Mar. 31, 2012	5,577,639	330,736				5,246,903